Annual Fund Operating Expenses	Apr. 23, 2026
JNL/AMERICAN FUNDS BALANCED FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[1]
Distribution and Service (12b-1) Fees	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1],[2]
Expenses (as a percentage of Assets)	1.20%	[1],[3]
Fee Waiver or Reimbursement	(0.30%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.90%	[1],[3]
JNL/AMERICAN FUNDS BALANCED FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.13%	[5],[6]
Expenses (as a percentage of Assets)	0.90%	[5],[7]
Fee Waiver or Reimbursement	(0.30%)	[5],[8]
Net Expenses (as a percentage of Assets)	0.60%	[5],[7]
JNL/American Funds Bond Fund of America Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[9]
Distribution and Service (12b-1) Fees	0.30%	[9]
Other Expenses (as a percentage of Assets):	0.13%	[9],[10]
Expenses (as a percentage of Assets)	1.18%	[9],[11]
Fee Waiver or Reimbursement	(0.36%)	[9],[12]
Net Expenses (as a percentage of Assets)	0.82%	[9],[11]
JNL/American Funds Bond Fund of America Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.13%	[13],[14]
Expenses (as a percentage of Assets)	0.88%	[13],[15]
Fee Waiver or Reimbursement	(0.36%)	[13],[16]
Net Expenses (as a percentage of Assets)	0.52%	[13],[15]
JNL/American Funds Capital Income Builder Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[17]
Distribution and Service (12b-1) Fees	0.30%	[17]
Other Expenses (as a percentage of Assets):	0.15%	[17],[18]
Expenses (as a percentage of Assets)	1.34%	[17],[19]
Fee Waiver or Reimbursement	(0.39%)	[17],[20]
Net Expenses (as a percentage of Assets)	0.95%	[17],[19]
JNL/American Funds Capital Income Builder Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[21]
Distribution and Service (12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.15%	[21],[22]
Expenses (as a percentage of Assets)	1.04%	[21],[23]
Fee Waiver or Reimbursement	(0.39%)	[21],[24]
Net Expenses (as a percentage of Assets)	0.65%	[21],[23]
JNL/American Funds Global Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%	[25]
Distribution and Service (12b-1) Fees	0.30%	[25]
Other Expenses (as a percentage of Assets):	0.14%	[25],[26]
Expenses (as a percentage of Assets)	1.56%	[25],[27]
Fee Waiver or Reimbursement	(0.51%)	[25],[28]
Net Expenses (as a percentage of Assets)	1.05%	[25],[27]
JNL/American Funds Global Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%	[29]
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.14%	[29],[30]
Expenses (as a percentage of Assets)	1.26%	[29],[31]
Fee Waiver or Reimbursement	(0.51%)	[29],[32]
Net Expenses (as a percentage of Assets)	0.75%	[29],[31]
JNL/American Funds Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[33]
Distribution and Service (12b-1) Fees	0.30%	[33]
Other Expenses (as a percentage of Assets):	0.12%	[33],[34]
Expenses (as a percentage of Assets)	1.32%	[33],[35]
Fee Waiver or Reimbursement	(0.43%)	[33],[36]
Net Expenses (as a percentage of Assets)	0.89%	[33],[35]
JNL/American Funds Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[37]
Distribution and Service (12b-1) Fees	0.00%	[37]
Other Expenses (as a percentage of Assets):	0.12%	[37],[38]
Expenses (as a percentage of Assets)	1.02%	[37],[39]
Fee Waiver or Reimbursement	(0.43%)	[37],[40]
Net Expenses (as a percentage of Assets)	0.59%	[37],[39]
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[41]
Distribution and Service (12b-1) Fees	0.30%	[41]
Other Expenses (as a percentage of Assets):	0.12%	[41],[42]
Expenses (as a percentage of Assets)	1.21%	[41]
Fee Waiver or Reimbursement	(0.30%)	[41],[43]
Net Expenses (as a percentage of Assets)	0.91%	[41]
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[44]
Distribution and Service (12b-1) Fees	0.00%	[44]
Other Expenses (as a percentage of Assets):	0.12%	[44],[45]
Expenses (as a percentage of Assets)	0.91%	[44]
Fee Waiver or Reimbursement	(0.30%)	[44],[46]
Net Expenses (as a percentage of Assets)	0.61%	[44]
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.22%	[47]
Distribution and Service (12b-1) Fees	0.30%	[47]
Other Expenses (as a percentage of Assets):	0.15%	[47],[48]
Expenses (as a percentage of Assets)	1.67%	[47],[49]
Fee Waiver or Reimbursement	(0.56%)	[47],[50]
Net Expenses (as a percentage of Assets)	1.11%	[47],[49]
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.22%	[51]
Distribution and Service (12b-1) Fees	0.00%	[51]
Other Expenses (as a percentage of Assets):	0.15%	[51],[52]
Expenses (as a percentage of Assets)	1.37%	[51],[53]
Fee Waiver or Reimbursement	(0.56%)	[51],[54]
Net Expenses (as a percentage of Assets)	0.81%	[51],[53]
JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.52%	[55]
Distribution and Service (12b-1) Fees	0.30%	[55]
Other Expenses (as a percentage of Assets):	0.17%	[55],[56]
Expenses (as a percentage of Assets)	1.99%	[55],[57]
Fee Waiver or Reimbursement	(0.73%)	[55],[58]
Net Expenses (as a percentage of Assets)	1.26%	[55],[57]
JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.52%	[59]
Distribution and Service (12b-1) Fees	0.00%	[59]
Other Expenses (as a percentage of Assets):	0.17%	[59],[60]
Expenses (as a percentage of Assets)	1.69%	[59],[61]
Fee Waiver or Reimbursement	(0.73%)	[59],[62]
Net Expenses (as a percentage of Assets)	0.96%	[59],[61]
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[63]
Distribution and Service (12b-1) Fees	0.30%	[63]
Other Expenses (as a percentage of Assets):	0.13%	[63],[64]
Expenses (as a percentage of Assets)	1.36%	[63],[65]
Fee Waiver or Reimbursement	(0.45%)	[63],[66]
Net Expenses (as a percentage of Assets)	0.91%	[63],[65]
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[67]
Distribution and Service (12b-1) Fees	0.00%	[67]
Other Expenses (as a percentage of Assets):	0.13%	[67],[68]
Expenses (as a percentage of Assets)	1.06%	[67],[69]
Fee Waiver or Reimbursement	(0.45%)	[67],[70]
Net Expenses (as a percentage of Assets)	0.61%	[67],[69]
JNL Multi-Manager Alternative Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.77%	[71],[72],[73]
Acquired Fund Fees and Expenses	0.12%	[74]
Expenses (as a percentage of Assets)	2.38%
Fee Waiver or Reimbursement	(0.08%)	[75]
Net Expenses (as a percentage of Assets)	2.30%
JNL Multi-Manager Alternative Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.77%	[76],[77],[78]
Acquired Fund Fees and Expenses	0.12%	[79]
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.08%)	[80]
Net Expenses (as a percentage of Assets)	2.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[81]
Expenses (as a percentage of Assets)	1.22%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[82]
Expenses (as a percentage of Assets)	0.92%
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[83]
Acquired Fund Fees and Expenses	0.01%	[84]
Expenses (as a percentage of Assets)	0.95%
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[85]
Acquired Fund Fees and Expenses	0.01%	[86]
Expenses (as a percentage of Assets)	0.65%
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[87]
Acquired Fund Fees and Expenses	0.81%	[88]
Expenses (as a percentage of Assets)	1.16%	[89]
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[90]
Acquired Fund Fees and Expenses	0.81%	[91]
Expenses (as a percentage of Assets)	0.86%	[92]
JNL Multi-Manager International Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[93]
Expenses (as a percentage of Assets)	0.97%
JNL Multi-Manager International Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[94]
Expenses (as a percentage of Assets)	0.67%
JNL Multi-Manager International Small Cap Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[95]
Expenses (as a percentage of Assets)	1.20%	[96]
JNL Multi-Manager International Small Cap Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[97]
Expenses (as a percentage of Assets)	0.90%	[98]
JNL MULTI-MANAGER MID CAP FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[99]
Expenses (as a percentage of Assets)	1.06%	[100]
JNL MULTI-MANAGER MID CAP FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[101]
Expenses (as a percentage of Assets)	0.76%	[102]
JNL Multi-Manager Select Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[103]
Acquired Fund Fees and Expenses	0.03%	[104]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)	[105]
Net Expenses (as a percentage of Assets)	0.99%	[106]
JNL Multi-Manager Select Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[107]
Acquired Fund Fees and Expenses	0.03%	[108]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.02%)	[109]
Net Expenses (as a percentage of Assets)	0.69%	[110]
JNL Multi-Manager Small Cap Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[111]
Acquired Fund Fees and Expenses	0.01%	[112]
Expenses (as a percentage of Assets)	0.98%
JNL Multi-Manager Small Cap Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[113]
Acquired Fund Fees and Expenses	0.01%	[114]
Expenses (as a percentage of Assets)	0.68%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[115]
Expenses (as a percentage of Assets)	1.07%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[116]
Expenses (as a percentage of Assets)	0.77%
JNL Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[117]
Acquired Fund Fees and Expenses	0.18%	[118]
Expenses (as a percentage of Assets)	0.83%
JNL Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[119]
Acquired Fund Fees and Expenses	0.18%	[120]
Expenses (as a percentage of Assets)	0.53%
JNL Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[121]
Acquired Fund Fees and Expenses	0.18%	[122]
Expenses (as a percentage of Assets)	0.83%
JNL Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[123]
Acquired Fund Fees and Expenses	0.18%	[124]
Expenses (as a percentage of Assets)	0.53%
JNL Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[125]
Acquired Fund Fees and Expenses	0.20%	[126]
Expenses (as a percentage of Assets)	0.85%
JNL Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[127]
Acquired Fund Fees and Expenses	0.20%	[128]
Expenses (as a percentage of Assets)	0.55%
JNL/American Funds Moderate Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[129]
Acquired Fund Fees and Expenses	0.32%	[130]
Expenses (as a percentage of Assets)	0.97%
JNL/American Funds Moderate Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[131]
Acquired Fund Fees and Expenses	0.32%	[132]
Expenses (as a percentage of Assets)	0.67%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[133]
Acquired Fund Fees and Expenses	0.34%	[134]
Expenses (as a percentage of Assets)	0.98%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[135]
Acquired Fund Fees and Expenses	0.34%	[136]
Expenses (as a percentage of Assets)	0.68%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[137]
Acquired Fund Fees and Expenses	0.36%	[138]
Expenses (as a percentage of Assets)	0.99%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[139]
Acquired Fund Fees and Expenses	0.36%	[140]
Expenses (as a percentage of Assets)	0.69%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[141]
Acquired Fund Fees and Expenses	0.03%	[142]
Expenses (as a percentage of Assets)	1.06%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[143]
Acquired Fund Fees and Expenses	0.03%	[144]
Expenses (as a percentage of Assets)	0.76%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[145]
Expenses (as a percentage of Assets)	1.00%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[146]
Expenses (as a percentage of Assets)	0.70%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[147]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	0.03%	[148]
Net Expenses (as a percentage of Assets)	0.83%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[149]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	0.03%	[150]
Net Expenses (as a percentage of Assets)	0.53%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[151]
Expenses (as a percentage of Assets)	0.96%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[152]
Expenses (as a percentage of Assets)	0.66%
JNL/Cohen & Steers U.S. Realty Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.18%	[153]
Expenses (as a percentage of Assets)	1.04%	[154]
JNL/Cohen & Steers U.S. Realty Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[155]
Expenses (as a percentage of Assets)	0.74%	[156]
JNL/DFA International Core Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[157]
Expenses (as a percentage of Assets)	0.91%
JNL/DFA International Core Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[158]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.05%)	[159]
Net Expenses (as a percentage of Assets)	0.56%
JNL/DFA U.S. CORE EQUITY FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[160]
Expenses (as a percentage of Assets)	0.80%
JNL/DFA U.S. CORE EQUITY FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[161]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)	[162]
Net Expenses (as a percentage of Assets)	0.45%
JNL/DFA U.S. Small Cap Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[163]
Expenses (as a percentage of Assets)	0.99%
JNL/DFA U.S. Small Cap Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[164]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.05%)	[165]
Net Expenses (as a percentage of Assets)	0.64%
JNL/DOUBLELINE CORE FIXED INCOME FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[166]
Expenses (as a percentage of Assets)	0.78%
JNL/DOUBLELINE CORE FIXED INCOME FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[167]
Expenses (as a percentage of Assets)	0.48%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[168]
Expenses (as a percentage of Assets)	1.08%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[169]
Expenses (as a percentage of Assets)	0.78%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[170]
Acquired Fund Fees and Expenses	0.01%	[171]
Expenses (as a percentage of Assets)	0.99%	[172]
JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[173]
Acquired Fund Fees and Expenses	0.01%	[174]
Expenses (as a percentage of Assets)	0.69%	[175]
JNL/DoubleLine Total Return Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[176]
Expenses (as a percentage of Assets)	0.83%
JNL/DoubleLine Total Return Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[177]
Expenses (as a percentage of Assets)	0.53%
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[178]
Expenses (as a percentage of Assets)	0.56%
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[179]
Expenses (as a percentage of Assets)	0.26%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[180]
Expenses (as a percentage of Assets)	0.94%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[181]
Expenses (as a percentage of Assets)	0.64%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[182]
Expenses (as a percentage of Assets)	0.76%	[183]
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[184]
Expenses (as a percentage of Assets)	0.46%	[185]
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[186]
Expenses (as a percentage of Assets)	1.16%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[187]
Expenses (as a percentage of Assets)	0.86%
JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[188]
Expenses (as a percentage of Assets)	0.92%	[189]
JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[190]
Expenses (as a percentage of Assets)	0.62%	[191]
JNL/GOLDMAN SACHS 4 FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[192]
Expenses (as a percentage of Assets)	0.70%
JNL/GOLDMAN SACHS 4 FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[193]
Expenses (as a percentage of Assets)	0.40%
JNL/GQG Emerging Markets Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[194]
Acquired Fund Fees and Expenses	0.01%	[195]
Expenses (as a percentage of Assets)	1.34%
JNL/GQG Emerging Markets Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[196]
Acquired Fund Fees and Expenses	0.01%	[197]
Expenses (as a percentage of Assets)	1.04%
JNL/INVESCO SMALL CAP GROWTH FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[198]
Expenses (as a percentage of Assets)	1.02%	[199]
JNL/INVESCO SMALL CAP GROWTH FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[200]
Expenses (as a percentage of Assets)	0.72%	[201]
JNL/JPMorgan Hedged Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[202]
Expenses (as a percentage of Assets)	0.96%
JNL/JPMorgan Hedged Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[203]
Expenses (as a percentage of Assets)	0.66%
JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[204]
Expenses (as a percentage of Assets)	0.89%
JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[205]
Expenses (as a percentage of Assets)	0.59%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.19%	[206]
Expenses (as a percentage of Assets)	0.99%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[207]
Expenses (as a percentage of Assets)	0.69%
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[208]
Expenses (as a percentage of Assets)	0.69%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[209]
Expenses (as a percentage of Assets)	0.39%
JNL/JPMORGAN U.S. VALUE FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[210]
Expenses (as a percentage of Assets)	0.89%
JNL/JPMORGAN U.S. VALUE FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[211]
Expenses (as a percentage of Assets)	0.59%
JNL/Loomis Sayles Global Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[212]
Expenses (as a percentage of Assets)	0.99%	[213]
JNL/Loomis Sayles Global Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[214]
Expenses (as a percentage of Assets)	0.69%	[215]
JNL/Lord Abbett Short Duration Income Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[216]
Expenses (as a percentage of Assets)	0.80%
JNL/Lord Abbett Short Duration Income Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[217]
Expenses (as a percentage of Assets)	0.50%
JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[218]
Distribution and Service (12b-1) Fees	0.30%	[218]
Other Expenses (as a percentage of Assets):	0.17%	[218],[219]
Expenses (as a percentage of Assets)	0.95%	[218]
Fee Waiver or Reimbursement	0.20%	[218],[220]
Net Expenses (as a percentage of Assets)	0.75%	[218]
JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[221]
Distribution and Service (12b-1) Fees	0.00%	[221]
Other Expenses (as a percentage of Assets):	0.17%	[221],[222]
Expenses (as a percentage of Assets)	0.65%	[221]
Fee Waiver or Reimbursement	0.25%	[221],[223],[224]
Net Expenses (as a percentage of Assets)	0.40%	[221]
JNL/MELLON S&P 500 INDEX FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.12%	[225]
Expenses (as a percentage of Assets)	0.52%
JNL/MELLON S&P 500 INDEX FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[226]
Expenses (as a percentage of Assets)	0.22%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[227]
Distribution and Service (12b-1) Fees	0.30%	[227]
Other Expenses (as a percentage of Assets):	0.12%	[227],[228]
Expenses (as a percentage of Assets)	0.76%	[227]
Fee Waiver or Reimbursement	(0.20%)	[227],[229]
Net Expenses (as a percentage of Assets)	0.56%	[227]
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[230]
Distribution and Service (12b-1) Fees	0.00%	[230]
Other Expenses (as a percentage of Assets):	0.12%	[230],[231]
Expenses (as a percentage of Assets)	0.46%	[230]
Fee Waiver or Reimbursement	(0.20%)	[230],[232]
Net Expenses (as a percentage of Assets)	0.26%	[230]
JNL/MELLON SMALL CAP INDEX FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[233]
Distribution and Service (12b-1) Fees	0.30%	[233]
Other Expenses (as a percentage of Assets):	0.12%	[233],[234]
Expenses (as a percentage of Assets)	0.76%	[233]
Fee Waiver or Reimbursement	(0.20%)	[233],[235]
Net Expenses (as a percentage of Assets)	0.56%	[233]
JNL/MELLON SMALL CAP INDEX FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[236]
Distribution and Service (12b-1) Fees	0.00%	[236]
Other Expenses (as a percentage of Assets):	0.12%	[236],[237]
Expenses (as a percentage of Assets)	0.46%	[236]
Fee Waiver or Reimbursement	(0.20%)	[236],[238]
Net Expenses (as a percentage of Assets)	0.26%	[236]
JNL/MELLON INTERNATIONAL INDEX FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[239]
Distribution and Service (12b-1) Fees	0.30%	[239]
Other Expenses (as a percentage of Assets):	0.16%	[239],[240]
Expenses (as a percentage of Assets)	0.81%	[239]
Fee Waiver or Reimbursement	(0.20%)	[239],[241]
Net Expenses (as a percentage of Assets)	0.61%	[239]
JNL/MELLON INTERNATIONAL INDEX FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[242]
Distribution and Service (12b-1) Fees	0.00%	[242]
Other Expenses (as a percentage of Assets):	0.16%	[242],[243]
Expenses (as a percentage of Assets)	0.51%	[242]
Fee Waiver or Reimbursement	(0.20%)	[242],[244]
Net Expenses (as a percentage of Assets)	0.31%	[242]
JNL/MELLON BOND INDEX FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[245]
Distribution and Service (12b-1) Fees	0.30%	[245]
Other Expenses (as a percentage of Assets):	0.11%	[245],[246]
Acquired Fund Fees and Expenses	0.01%	[245],[247]
Expenses (as a percentage of Assets)	0.78%	[245]
Fee Waiver or Reimbursement	(0.20%)	[245],[248]
Net Expenses (as a percentage of Assets)	0.58%	[245]
JNL/MELLON BOND INDEX FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[249]
Distribution and Service (12b-1) Fees	0.00%	[249]
Other Expenses (as a percentage of Assets):	0.11%	[249],[250]
Acquired Fund Fees and Expenses	0.01%	[249],[251]
Expenses (as a percentage of Assets)	0.48%	[249]
Fee Waiver or Reimbursement	(0.20%)	[249],[252]
Net Expenses (as a percentage of Assets)	0.28%	[249]
JNL/Mellon U.S. Stock Market Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[253]
Expenses (as a percentage of Assets)	0.61%
JNL/Mellon U.S. Stock Market Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[254]
Expenses (as a percentage of Assets)	0.31%
JNL/Mellon Dow Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[255]
Expenses (as a percentage of Assets)	0.65%
JNL/Mellon Dow Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[256]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.05%)	[257]
Net Expenses (as a percentage of Assets)	0.30%
JNL/Mellon World Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[258]
Expenses (as a percentage of Assets)	0.65%
JNL/Mellon World Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[259]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.05%	[260]
Net Expenses (as a percentage of Assets)	0.30%
JNL/Mellon Nasdaq 100 Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[261]
Expenses (as a percentage of Assets)	0.63%
JNL/Mellon Nasdaq 100 Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[262]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	0.05%	[263]
Net Expenses (as a percentage of Assets)	0.28%
JNL/Mellon Communication Services Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[264]
Expenses (as a percentage of Assets)	0.64%
JNL/Mellon Communication Services Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[265]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	0.05%	[266]
Net Expenses (as a percentage of Assets)	0.29%
JNL/Mellon Consumer Discretionary Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[267]
Expenses (as a percentage of Assets)	0.64%
JNL/Mellon Consumer Discretionary Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[268]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	0.05%	[269]
Net Expenses (as a percentage of Assets)	0.29%
JNL/Mellon Consumers Staples Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[270]
Expenses (as a percentage of Assets)	0.65%
JNL/Mellon Consumers Staples Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[271]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.05%	[272]
Net Expenses (as a percentage of Assets)	0.30%
JNL/Mellon Energy Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[273]
Expenses (as a percentage of Assets)	0.64%
JNL/Mellon Energy Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[274]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	0.05%	[275]
Net Expenses (as a percentage of Assets)	0.29%
JNL/Mellon Financial Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[276]
Expenses (as a percentage of Assets)	0.64%
JNL/Mellon Financial Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[277]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	0.05%	[278]
Net Expenses (as a percentage of Assets)	0.29%
JNL/Mellon Healthcare Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[279]
Expenses (as a percentage of Assets)	0.63%
JNL/Mellon Healthcare Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[280]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	0.05%	[281]
Net Expenses (as a percentage of Assets)	0.28%
JNL/Mellon Industrials Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[282]
Expenses (as a percentage of Assets)	0.65%
JNL/Mellon Industrials Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[283]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.05%	[284]
Net Expenses (as a percentage of Assets)	0.30%
JNL/Mellon Information Technology Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[285]
Expenses (as a percentage of Assets)	0.61%
JNL/Mellon Information Technology Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[286]
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	0.05%	[287]
Net Expenses (as a percentage of Assets)	0.26%
JNL/Mellon Materials Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[288]
Expenses (as a percentage of Assets)	0.67%
JNL/Mellon Materials Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[289]
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	0.05%	[290]
Net Expenses (as a percentage of Assets)	0.32%
JNL/Mellon Real Estate Sector Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[291]
Expenses (as a percentage of Assets)	0.66%
JNL/Mellon Real Estate Sector Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[292]
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.05%)	[293]
Net Expenses (as a percentage of Assets)	0.31%
JNL S&P 500 Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[294]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.23%)	[295],[296]
Net Expenses (as a percentage of Assets)	0.09%
JNL/MELLON UTILITIES SECTOR FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[297]
Expenses (as a percentage of Assets)	0.65%
JNL/MELLON UTILITIES SECTOR FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[298]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.05%)	[299]
Net Expenses (as a percentage of Assets)	0.30%
JNL/MFS Equity Income Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[300]
Acquired Fund Fees and Expenses	0.01%	[301]
Expenses (as a percentage of Assets)	0.92%	[302]
JNL/MFS Equity Income Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[303]
Acquired Fund Fees and Expenses	0.01%	[304]
Expenses (as a percentage of Assets)	0.62%	[305]
JNL/MFS MID CAP VALUE FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[306]
Expenses (as a percentage of Assets)	0.95%
JNL/MFS MID CAP VALUE FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[307]
Expenses (as a percentage of Assets)	0.65%
JNL/Morningstar SMID Moat Focus Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.26%	[308]
Expenses (as a percentage of Assets)	0.76%
JNL/Morningstar SMID Moat Focus Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[309]
Expenses (as a percentage of Assets)	0.46%
JNL/Morningstar U.S. Sustainability Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[310]
Expenses (as a percentage of Assets)	0.71%
JNL/Morningstar U.S. Sustainability Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[311]
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	0.05%	[312]
Net Expenses (as a percentage of Assets)	0.36%
JNL/Morningstar Wide Moat Index Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.26%	[313]
Expenses (as a percentage of Assets)	0.76%
JNL/Morningstar Wide Moat Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[314]
Expenses (as a percentage of Assets)	0.46%
JNL/Neuberger Berman Commodity Strategy Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[315]
Acquired Fund Fees and Expenses	0.03%	[316]
Expenses (as a percentage of Assets)	0.93%
JNL/Neuberger Berman Commodity Strategy Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[317]
Acquired Fund Fees and Expenses	0.03%	[318]
Expenses (as a percentage of Assets)	0.63%	[319]
JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[320]
Acquired Fund Fees and Expenses	0.04%	[321]
Expenses (as a percentage of Assets)	1.14%	[322]
JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[323]
Acquired Fund Fees and Expenses	0.04%	[324]
Expenses (as a percentage of Assets)	0.84%	[325]
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[326]
Acquired Fund Fees and Expenses	0.01%	[327]
Expenses (as a percentage of Assets)	0.95%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[328]
Acquired Fund Fees and Expenses	0.01%	[329]
Expenses (as a percentage of Assets)	0.65%
JNL/Newton Equity Income Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[330]
Expenses (as a percentage of Assets)	0.86%
JNL/Newton Equity Income Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[331]
Expenses (as a percentage of Assets)	0.56%
JNL/PIMCO Income Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.21%	[332],[333]
Expenses (as a percentage of Assets)	0.99%
JNL/PIMCO Income Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[334],[335]
Expenses (as a percentage of Assets)	0.69%
JNL/PIMCO Investment Grade Credit Bond Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.20%	[336],[337]
Expenses (as a percentage of Assets)	0.85%
JNL/PIMCO Investment Grade Credit Bond Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[338],[339]
Expenses (as a percentage of Assets)	0.55%
JNL/PIMCO REAL RETURN FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.99%	[340],[341]
Expenses (as a percentage of Assets)	1.68%
JNL/PIMCO REAL RETURN FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.99%	[342],[343]
Expenses (as a percentage of Assets)	1.38%
JNL/PPM America Emerging Markets Debt Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[344]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.15%)	[345]
Net Expenses (as a percentage of Assets)	0.93%
JNL/PPM America Emerging Markets Debt Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[346]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.15%)	[347]
Net Expenses (as a percentage of Assets)	0.63%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[348]
Acquired Fund Fees and Expenses	0.01%	[349]
Expenses (as a percentage of Assets)	0.76%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[350]
Acquired Fund Fees and Expenses	0.01%	[351]
Expenses (as a percentage of Assets)	0.46%
JNL/PPM America Investment Grade Credit Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[352]
Expenses (as a percentage of Assets)	0.83%
JNL/PPM America Investment Grade Credit Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[353]
Expenses (as a percentage of Assets)	0.53%
JNL/PPM AMERICA TOTAL RETURN FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[354]
Expenses (as a percentage of Assets)	0.79%
JNL/PPM AMERICA TOTAL RETURN FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[355]
Expenses (as a percentage of Assets)	0.49%
JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.19%	[356]
Expenses (as a percentage of Assets)	0.67%
JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[357]
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.05%)	[358]
Net Expenses (as a percentage of Assets)	0.32%
JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.20%	[359]
Expenses (as a percentage of Assets)	0.67%
JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[360]
Expenses (as a percentage of Assets)	0.37%
JNL/T. Rowe Price Capital Appreciation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%	[361]
Expenses (as a percentage of Assets)	0.95%
JNL/T. Rowe Price Capital Appreciation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[362]
Expenses (as a percentage of Assets)	0.65%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[363]
Expenses (as a percentage of Assets)	0.97%	[364]
JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[365]
Expenses (as a percentage of Assets)	0.67%	[366]
JNL/T. Rowe Price Growth Stock Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[367]
Expenses (as a percentage of Assets)	0.83%
JNL/T. Rowe Price Growth Stock Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[368]
Expenses (as a percentage of Assets)	0.53%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[369]
Expenses (as a percentage of Assets)	0.95%	[370]
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[371]
Expenses (as a percentage of Assets)	0.65%	[372]
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.11%	[373]
Expenses (as a percentage of Assets)	0.72%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[374]
Expenses (as a percentage of Assets)	0.42%
JNL/T. ROWE PRICE VALUE FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[375]
Expenses (as a percentage of Assets)	0.85%	[376]
JNL/T. ROWE PRICE VALUE FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[377]
Expenses (as a percentage of Assets)	0.55%	[378]
JNL/Vanguard Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[379]
Acquired Fund Fees and Expenses	0.04%	[380]
Expenses (as a percentage of Assets)	0.69%
JNL/Vanguard Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[381]
Acquired Fund Fees and Expenses	0.04%	[382]
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.13%)	[383]
Net Expenses (as a percentage of Assets)	0.26%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[384]
Acquired Fund Fees and Expenses	0.04%	[385]
Expenses (as a percentage of Assets)	0.69%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[386]
Acquired Fund Fees and Expenses	0.04%	[387]
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.12%)	[388]
Net Expenses (as a percentage of Assets)	0.27%
JNL/Vanguard Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[389]
Acquired Fund Fees and Expenses	0.04%	[390]
Expenses (as a percentage of Assets)	0.68%
JNL/Vanguard Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[391]
Acquired Fund Fees and Expenses	0.04%	[392]
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.12%)	[393]
Net Expenses (as a percentage of Assets)	0.26%
JNL/WCM Focused International Equity Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[394]
Acquired Fund Fees and Expenses	0.01%	[395]
Expenses (as a percentage of Assets)	1.10%	[396]
JNL/WCM Focused International Equity Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[397]
Acquired Fund Fees and Expenses	0.01%	[398]
Expenses (as a percentage of Assets)	0.80%	[399]
JNL/Westchester Capital Event Driven Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[400],[401]
Acquired Fund Fees and Expenses	0.14%	[402]
Expenses (as a percentage of Assets)	1.66%
JNL/Westchester Capital Event Driven Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[403],[404]
Acquired Fund Fees and Expenses	0.14%	[405]
Expenses (as a percentage of Assets)	1.36%
JNL/WMC BALANCED FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.09%	[406]
Expenses (as a percentage of Assets)	0.71%
JNL/WMC BALANCED FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[407]
Expenses (as a percentage of Assets)	0.41%
JNL/WMC Equity Income Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[408]
Expenses (as a percentage of Assets)	0.89%
JNL/WMC Equity Income Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[409]
Expenses (as a percentage of Assets)	0.59%
JNL/WMC VALUE FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.10%	[410]
Expenses (as a percentage of Assets)	0.79%
JNL/WMC VALUE FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[411]
Expenses (as a percentage of Assets)	0.49%
JNL/JPMorgan Managed Conservative Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[412]
Acquired Fund Fees and Expenses	0.69%	[413]
Expenses (as a percentage of Assets)	1.16%
JNL/JPMorgan Managed Conservative Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[414]
Acquired Fund Fees and Expenses	0.69%	[415]
Expenses (as a percentage of Assets)	0.86%
JNL/JPMorgan Managed Moderate Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[416]
Acquired Fund Fees and Expenses	0.68%	[417]
Expenses (as a percentage of Assets)	1.13%
JNL/JPMorgan Managed Moderate Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[418]
Acquired Fund Fees and Expenses	0.68%	[419]
Expenses (as a percentage of Assets)	0.83%
JNL/JPMorgan Managed Moderate Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[420]
Acquired Fund Fees and Expenses	0.68%	[421]
Expenses (as a percentage of Assets)	1.12%
JNL/JPMorgan Managed Moderate Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[422]
Acquired Fund Fees and Expenses	0.68%	[423]
Expenses (as a percentage of Assets)	0.82%
JNL/JPMorgan Managed Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%	[424]
Acquired Fund Fees and Expenses	0.69%	[425]
Expenses (as a percentage of Assets)	1.13%
JNL/JPMorgan Managed Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[426]
Acquired Fund Fees and Expenses	0.69%	[427]
Expenses (as a percentage of Assets)	0.83%
JNL/JPMorgan Managed Aggressive Growth Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%	[428]
Acquired Fund Fees and Expenses	0.70%	[429]
Expenses (as a percentage of Assets)	1.15%
JNL/JPMorgan Managed Aggressive Growth Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[430]
Acquired Fund Fees and Expenses	0.70%	[431]
Expenses (as a percentage of Assets)	0.85%
JNL Conservative Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%	[432]
Acquired Fund Fees and Expenses	0.75%	[433]
Expenses (as a percentage of Assets)	1.23%
JNL Conservative Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[434]
Acquired Fund Fees and Expenses	0.75%	[435]
Expenses (as a percentage of Assets)	0.93%
JNL Moderate Allocation Fund (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%	[436]
Acquired Fund Fees and Expenses	0.77%	[437]
Expenses (as a percentage of Assets)	1.22%
JNL Moderate Allocation Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[438]
Acquired Fund Fees and Expenses	0.77%	[439]
Expenses (as a percentage of Assets)	0.92%
JNL MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[440]
Acquired Fund Fees and Expenses	0.77%	[441]
Expenses (as a percentage of Assets)	1.21%
JNL MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[442]
Acquired Fund Fees and Expenses	0.77%	[443]
Expenses (as a percentage of Assets)	0.91%
JNL GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[444]
Acquired Fund Fees and Expenses	0.75%	[445]
Expenses (as a percentage of Assets)	1.19%
JNL GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[446]
Acquired Fund Fees and Expenses	0.75%	[447]
Expenses (as a percentage of Assets)	0.89%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%	[448]
Acquired Fund Fees and Expenses	0.71%	[449]
Expenses (as a percentage of Assets)	1.16%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[450]
Acquired Fund Fees and Expenses	0.71%	[451]
Expenses (as a percentage of Assets)	0.86%
JNL Bond Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%	[452]
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.13%)	[453]
Net Expenses (as a percentage of Assets)	0.09%
JNL Emerging Markets Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.06%)	[454]
Net Expenses (as a percentage of Assets)	0.16%
JNL International Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.11%)	[455]
Net Expenses (as a percentage of Assets)	0.10%
JNL Mid Cap Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.12%)	[456]
Net Expenses (as a percentage of Assets)	0.10%
JNL Small Cap Index Fund (I)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.12%)	[457]
Net Expenses (as a percentage of Assets)	0.10%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[5]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[6]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[7]	Expense information has been restated to reflect current fees.
[8]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[9]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[10]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[11]	Expense information has been restated to reflect current fees.
[12]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[13]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[14]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[15]	Expense information has been restated to reflect current fees.
[16]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[17]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[18]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[19]	Expense information has been restated to reflect current fees.
[20]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[21]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[22]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[23]	Expense information has been restated to reflect current fees.
[24]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[25]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[26]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[27]	Expense information has been restated to reflect current fees.
[28]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[29]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[30]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[31]	Expense information has been restated to reflect current fees.
[32]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[33]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[34]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[35]	Expense information has been restated to reflect current fees.
[36]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[37]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[38]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[39]	Expense information has been restated to reflect current fees.
[40]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[41]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[42]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[43]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[44]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[45]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[46]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[47]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[48]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[49]	Expense information has been restated to reflect current fees.
[50]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[51]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[52]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[53]	Expense information has been restated to reflect current fees.
[54]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[55]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[56]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[57]	Expense information has been restated to reflect current fees.
[58]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[59]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[60]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[61]	Expense information has been restated to reflect current fees.
[62]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[63]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[64]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[65]	Expense information has been restated to reflect current fees.
[66]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[67]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[68]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[69]	Expense information has been restated to reflect current fees.
[70]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[71]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.17%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[72]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.39%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[73]	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[74]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[75]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P.
[76]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.17%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[77]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.39%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[78]	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[79]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[80]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P.
[81]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[82]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[83]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[84]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[85]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[86]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[87]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[88]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[89]	Expense information has been restated to reflect current fees.
[90]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[91]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[92]	Expense information has been restated to reflect current fees.
[93]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[94]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[95]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[96]	Expense information has been restated to reflect current fees.
[97]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[98]	Expense information has been restated to reflect current fees.
[99]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[100]	Expense information has been restated to reflect current fees.
[101]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[102]	Expense information has been restated to reflect current fees.
[103]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[104]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[105]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P.
[106]	Expense information has been restated to reflect current fees.
[107]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[108]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[109]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P.
[110]	Expense information has been restated to reflect current fees.
[111]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[112]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[113]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[114]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[115]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[116]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[117]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[118]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[119]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[120]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[121]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[122]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[123]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[124]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[125]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[126]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[127]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[128]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[129]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[130]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[131]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[132]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[133]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[134]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[135]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[136]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[137]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[138]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[139]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[140]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[141]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[142]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[143]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[144]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[145]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[146]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[147]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[148]	JNAM has contractually agreed to waive 0.03% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[149]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[150]	JNAM has contractually agreed to waive 0.03% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[151]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[152]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[153]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[154]	Expense information has been restated to reflect current fees.
[155]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[156]	Expense information has been restated to reflect current fees.
[157]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[158]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[159]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[160]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[161]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[162]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[163]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[164]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[165]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[166]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[167]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[168]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[169]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[170]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[171]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[172]	Expense information has been restated to reflect current fees.
[173]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[174]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[175]	Expense information has been restated to reflect current fees.
[176]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[177]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[178]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[179]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[180]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[181]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[182]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[183]	Expense information has been restated to reflect current fees.
[184]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[185]	Expense information has been restated to reflect current fees.
[186]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[187]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[188]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[189]	Expense information has been restated to reflect current fees.
[190]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[191]	Expense information has been restated to reflect current fees.
[192]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[193]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[194]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[195]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[196]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[197]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[198]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[199]	Expense information has been restated to reflect current fees.
[200]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[201]	Expense information has been restated to reflect current fees.
[202]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[203]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[204]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[205]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[206]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[207]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[208]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[209]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[210]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[211]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[212]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[213]	Expense information has been restated to reflect current fees.
[214]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[215]	Expense information has been restated to reflect current fees.
[216]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[217]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[218]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[219]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[220]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[221]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[222]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[223]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[224]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[225]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[226]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[227]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[228]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[229]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[230]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[231]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[232]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[233]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[234]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[235]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[236]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[237]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[238]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[239]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[240]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[241]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[242]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[243]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[244]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[245]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[246]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[247]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[248]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[249]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[250]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[251]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[252]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[253]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[254]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[255]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[256]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[257]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[258]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[259]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[260]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[261]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[262]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[263]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[264]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[265]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[266]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[267]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[268]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[269]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[270]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[271]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[272]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[273]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[274]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[275]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[276]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[277]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[278]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[279]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[280]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[281]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[282]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[283]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[284]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[285]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[286]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[287]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[288]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[289]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[290]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[291]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[292]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[293]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[294]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[295]	JNAM has contractually agreed to waive 0.06% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[296]	JNAM has contractually agreed to waive 0.17% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[297]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[298]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[299]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[300]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[301]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[302]	Expense information has been restated to reflect current fees.
[303]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[304]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[305]	Expense information has been restated to reflect current fees.
[306]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[307]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[308]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or "Adviser").
[309]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[310]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[311]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[312]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[313]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[314]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[315]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[316]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[317]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[318]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[319]	Expense information has been restated to reflect current fees.
[320]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[321]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[322]	Expense information has been restated to reflect current fees.
[323]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[324]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[325]	Expense information has been restated to reflect current fees.
[326]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[327]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[328]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[329]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[330]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[331]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[332]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.05%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[333]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[334]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.05%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[335]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[336]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.10%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[337]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[338]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.10%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[339]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[340]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.89%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[341]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[342]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.89%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[343]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[344]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[345]	JNAM has contractually agreed to waive 0.15% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[346]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[347]	JNAM has contractually agreed to waive 0.15% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[348]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[349]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[350]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[351]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[352]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[353]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[354]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[355]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[356]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[357]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[358]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[359]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[360]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[361]	“Other Expenses” include an Administrative Fee of 0.13% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[362]	“Other Expenses” include an Administrative Fee of 0.13% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[363]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[364]	Expense information has been restated to reflect current fees.
[365]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[366]	Expense information has been restated to reflect current fees.
[367]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[368]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or "Adviser").
[369]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[370]	Expense information has been restated to reflect current fees.
[371]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[372]	Expense information has been restated to reflect current fees.
[373]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[374]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[375]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[376]	Expense information has been restated to reflect current fees.
[377]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[378]	Expense information has been restated to reflect current fees.
[379]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[380]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[381]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[382]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[383]	JNAM has contractually agreed to waive 0.13% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[384]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[385]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[386]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[387]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[388]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[389]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[390]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[391]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or "Adviser").
[392]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[393]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[394]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[395]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[396]	Expense information has been restated to reflect current fees.
[397]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[398]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[399]	Expense information has been restated to reflect current fees.
[400]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2025. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.06%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[401]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[402]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[403]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2025. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.06%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[404]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[405]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[406]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[407]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[408]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[409]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[410]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[411]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[412]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[413]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[414]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[415]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[416]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or "Adviser").
[417]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[418]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[419]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[420]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[421]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[422]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[423]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[424]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[425]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[426]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[427]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[428]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[429]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[430]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[431]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[432]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or "Adviser").
[433]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[434]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[435]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[436]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[437]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[438]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[439]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[440]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[441]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[442]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[443]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[444]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[445]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[446]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[447]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[448]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[449]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[450]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[451]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[452]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[453]	JNAM has contractually agreed to waive 0.13% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[454]	JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[455]	JNAM has contractually agreed to waive 0.11% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[456]	JNAM has contractually agreed to waive 0.12% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[457]	JNAM has contractually agreed to waive 0.12% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.